Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

a.               Principles of Consolidation and Change in Accounting Principle

The accompanying financial statements reflect our financial position and results of operations on a consolidated basis. All intercompany account balances have been eliminated.

b.              Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents include cash on hand and cash invested in short-term securities which have remaining maturities at the date of purchase of less than 90 days. Cash and cash equivalents are carried at cost, which approximates fair value.

We have restricted cash associated with a collateral trust agreement with our insurance carrier that was entered into in 2010 related to our worker’s compensation self-insurance program. The restricted cash subject to this agreement was $35,105 and $35,107 as of December 31, 2010 and March 31, 2011, respectively, and is included in current assets on our consolidated balance sheets. Restricted cash consists primarily of U.S. treasuries.

c.               Foreign Currency

Local currencies are considered the functional currencies for our operations outside the United States, with the exception of certain foreign holding companies and our financing center in Switzerland, whose functional currencies are the U.S. dollar. In those instances where the local currency is the functional currency, assets and liabilities are translated at period-end exchange rates, and revenues and expenses are translated at average exchange rates for the applicable period. Resulting translation adjustments are reflected in the accumulated other comprehensive items, net component of Iron Mountain Incorporated Stockholders’ Equity and Noncontrolling Interests. The gain or loss on foreign currency transactions, calculated as the difference between the historical exchange rate and the exchange rate at the applicable measurement date, including those related to (a) our 7 1/4% GBP Senior Subordinated Notes due 2014, (b) our 6 3/4 Euro Senior Subordinated Notes due 2018, (c) the borrowings in certain foreign currencies under our revolving credit agreement, and (d) certain foreign currency denominated intercompany obligations of our foreign subsidiaries to us and between our foreign subsidiaries which are not considered permanently invested, are included in other expense (income), net, on our consolidated statements of operations. The total gain or loss on foreign currency transactions amounted to a net loss of $5,197 and a net gain of $3,096 for the three months ended March 31, 2010 and 2011, respectively.

d.              Goodwill and Other Intangible Assets

Goodwill and intangible assets with indefinite lives are not amortized but are reviewed annually for impairment or more frequently if impairment indicators arise. We currently have no intangible assets that have indefinite lives and which are not amortized, other than goodwill. Separable intangible assets that are not deemed to have indefinite lives are amortized over their useful lives. We periodically assess whether events or circumstances warrant a change in the life over which our intangible assets are amortized.

We have selected October 1 as our annual goodwill impairment review date. We performed our most recent annual goodwill impairment review as of October 1, 2010 and noted no impairment of goodwill. As of December 31, 2010 and March 31, 2011, no factors were identified that would alter our October 1, 2010 goodwill assessment. In making this assessment, we relied on a number of factors including operating results, business plans, anticipated future cash flows, transactions and marketplace data. There are inherent uncertainties related to these factors and our judgment in applying them to the analysis of goodwill impairment.  When changes occur in the composition of one or more reporting units, the goodwill is reassigned to the reporting units affected based on their relative fair values.

Our reporting units at which level we performed our goodwill impairment analysis as of October 1, 2010 were as follows: North America; Europe; Latin America; Australia; Joint Ventures (which includes India, the various joint ventures in Southeast Asia and Russia (referred to as “Joint Ventures”)); and Business Process Management (“BPM”). Given their similar economic characteristics, products, customers and processes, (1) the United Kingdom, Ireland and Norway and (2) the countries of Continental Europe (excluding Joint Ventures), each a reporting unit, have been aggregated as Europe and tested as one for goodwill impairment. As of December 31, 2010, the carrying value of goodwill, net amounted to $1,750,420, $440,920, $29,787 and $61,010 for North America, Europe, Latin America and Australia, respectively. As of March 31, 2011, the carrying value of goodwill, net amounted to $1,758,611, $487,450, $29,846, and $61,530 for North America, Europe, Latin America and Australia, respectively. Our Joint Ventures and BPM reporting units have no goodwill as of December 31, 2010 and March 31, 2011, respectively.

Reporting unit valuations have been calculated using an income approach based on the present value of future cash flows of each reporting unit or a combined approach based on the present value of future cash flows and market and transaction multiples of revenues and earnings. The income approach incorporates many assumptions including future growth rates, discount factors, expected capital expenditures and income tax cash flows. Changes in economic and operating conditions impacting these assumptions could result in goodwill impairments in future periods.

The changes in the carrying value of goodwill attributable to each reportable operating segment for the three months ended March 31, 2011 is as follows:

	North
	American	International
	Physical	Physical	Total
	Business	Business	Consolidated

Balance as of December 31, 2010	$1,750,420	$531,717	$2,282,137
Deductible goodwill acquired during the year	1,810	—	1,810
Non-deductible goodwill acquired during the year	—	25,477	25,477
Fair value and other adjustments(1)	75	(1,459)	(1,384)
Currency effects	6,306	23,091	29,397

Balance as of March 31, 2011	$1,758,611	$578,826	$2,337,437

(1)               Fair value and other adjustments primarily include $(1,442) of adjustments to property, plant and equipment, net, customer relationships and deferred income taxes, as well as $58 of cash paid related to prior years’ acquisitions.

The components of our amortizable intangible assets at March 31, 2011 are as follows:

	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount

Customer Relationships and Acquisition Costs	$614,226	$(166,903)	$447,323
Core Technology(1)	3,892	(2,026)	1,866
Trademarks and Non-Compete Agreements(1)	2,935	(2,254)	681
Deferred Financing Costs	46,944	(20,034)	26,910

Total	$667,997	$(191,217)	$476,780

(1)               Included in other assets, net in the accompanying consolidated balance sheet.

e.               Stock-Based Compensation

We record stock-based compensation expense, utilizing the straight-line method, for the cost of stock options, restricted stock, restricted stock units, performance units and shares of stock issued under the employee stock purchase plan (together, “Employee Stock-Based Awards”).

Stock-based compensation expense for Employee Stock-Based Awards included in the accompanying consolidated statements of operations for the three months ended March 31, 2010 and 2011 was $4,727, including $813 in discontinued operation, ($3,700 after tax or $0.02 per basic and diluted share) and $5,033, including $594 in discontinued operation, ($3,164 after tax or $0.02 per basic and diluted share), respectively.

Stock-based compensation expense for Employee Stock Based Awards included in the accompanying consolidated statements of operations related to continuing operations is as follows:

	Three Months Ended
	March 31,
	2010	2011

Cost of sales (excluding depreciation and amortization)	$35	$275
Selling, general and administrative expenses	3,879	4,164
Total stock-based compensation	$3,914	$4,439

The benefits associated with the tax deductions in excess of recognized compensation cost are required to be reported as a financing cash flow. This requirement reduces reported operating cash flows and increases reported financing cash flows. As a result, net financing cash flows included $613 and $1,017 for the three months ended March 31, 2010 and 2011, respectively, from the benefits of tax deductions in excess of recognized compensation cost. We used the short form method to calculate the Additional Paid-in Capital (“APIC”) pool. The tax benefit of any resulting excess tax deduction increases the APIC pool. Any resulting tax deficiency is deducted from the APIC pool.

Stock Options

Under our various stock option plans, options were granted with exercise prices equal to the market price of the stock on the date of grant. The majority of our options become exercisable ratably over a period of five years and generally have a contractual life of ten years, unless the holder’s employment is terminated. Beginning in 2007, certain of the options we issue become exercisable ratably over a period of ten years and have a contractual life of 12 years, unless the holder’s employment is terminated. As of March 31, 2011, ten-year vesting options represent 7.4% of total outstanding options. Beginning in 2011, certain of the options we issue become exercisable ratably over a period of three years and have a contractual life of ten years, unless the holder’s employment is terminated. As of March 31, 2011, three-year vesting options represent 7.3% of total outstanding options. Our directors are considered employees for purposes of our stock option plans and stock option reporting. Options granted to our non-employee directors generally become exercisable after one year.

The weighted average fair value of options granted for the three months ended March 31, 2010 and 2011 was $8.61 and $7.34 per share, respectively. The values were estimated on the date of grant using the Black-Scholes option pricing model. The following table summarizes the weighted average assumptions used for grants in the respective period:

	Three Months Ended
	March 31,
Weighted Average Assumptions	2010	2011

Expected volatility	32.6%	33.4%
Risk-free interest rate	2.65%	2.51%
Expected dividend yield	1%	3%
Expected life of option	6.4 years	6.3 years

Expected volatility is calculated utilizing daily historical volatility over a period that equates to the expected life of the option. The risk-free interest rate was based on the U.S. Treasury interest rates whose term is consistent with the expected life of the stock options. Beginning in the first quarter of 2010, expected dividend yield was considered in the option pricing model as a result of our new dividend program. The expected life (estimated period of time outstanding) of the stock options granted is estimated using the historical exercise behavior of employees.

A summary of option activity for the three months ended March 31, 2011 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Term	value

Outstanding at December 31, 2010	12,140,560	$24.30
Granted	890,404	28.11
Exercised	(576,046)	17.77
Forfeited	(204,528)	26.25
Expired	(75,084)	28.48
Outstanding at March 31, 2011	12,175,306	$24.83	7.15	$79,669
Options exercisable at March 31, 2011	5,888,502	$23.61	5.82	$45,937
Options expected to vest	5,703,024	$25.98	8.39	$30,539

The following table provides the aggregate intrinsic value of stock options exercised for the three months ended March 31, 2010 and 2011:

	Three Months Ended
	March 31,
	2010	2011

Aggregate intrinsic value of stock options exercised	$3,503	$6,047

Restricted Stock and Restricted Stock Units

Under our various stock option plans, we may also issue grants of restricted stock or restricted stock units (“RSUs”). Our restricted stock and RSUs generally have a three- to five-year vesting period. The fair value of restricted stock and RSUs is the excess of the market price of our common stock at the date of grant over the exercise price (which is typically zero).

A summary of restricted stock and RSUs activity for the three months ended March 31, 2011 is as follows:

		Weighted-
		Average
	Restricted	Grant-Date
	Stock and RSUs	Fair Value
Non-vested at December 31, 2010	168,221	$22.53
Granted	283,977	28.11
Vested	—	—
Forfeited	(7,642)	20.93
Non-vested at March 31, 2011	444,556	$26.12

No restricted stock or RSUs vested during the three months ended March 31, 2010 and 2011, respectively.

Performance Units

Under our various stock option plans, we may also issue grants of performance units (“PUs”). The number of PUs earned will be determined based on the Company’s performance against predefined targets of calendar year revenue growth and return on invested capital (“ROIC”). The range of payout is zero to 150% of the number of granted PUs, which is determined by dividing the economic value approved by our compensation committee for each award by the fair market value of our common stock on the date of grant. The number of PUs earned will be determined based on actual performance at the end of the one-year performance period, and the award will be settled in shares of our common stock, subject to vesting, three years from the date of the original grant. Additionally, employees that are employed through the one year anniversary of the date of grant and who reach both 55 years of age and 10 years of qualifying service (the “retirement criteria”) shall immediately and completely vest in any PUs earned based on the actual achievement against the predefined targets as discussed above. As a result, PUs will be expensed over the shorter of (a) achievement of the retirement criteria, such achievement may occur as early as one year after the date of grant or (b) a maximum of three years.

In March 2011, we issued 125,445 PUs. During the one-year performance period, we will forecast the likelihood of achieving the annual revenue growth and ROIC predefined targets in order to calculate the expected PUs to be earned. We will record a compensation charge based on either the forecasted PUs to be earned (during the one-year performance period) or the actual PUs earned (at the one-year anniversary date) over the vesting period for each individual grant as described above. The performance unit liability is re-measured at each fiscal quarter-end during the vesting period using the estimated percentage of units earned multiplied by the closing market price of our common stock on the current period-end date and is pro-rated based on the amount of time passed in the vesting period. As of March 31, 2011, we expected 100% achievement of the predefined revenue and ROIC targets and the closing market price of our common stock was $31.23.

A summary of PU activity for the three months ended March 31, 2011 is as follows:

PUs
Non-vested at December 31, 2010	—
Granted	125,445
Vested	—
Forfeited	—
Non-vested at March 31, 2011	125,445

Employee Stock Purchase Plan

We offer an employee stock purchase plan in which participation is available to substantially all U.S. and Canadian employees who meet certain service eligibility requirements (the “ESPP”). The ESPP provides a way for our eligible employees to become stockholders on favorable terms. The ESPP provides for the purchase of our common stock by eligible employees through successive offering periods. We generally have two six-month offering periods per year, the first of which begins June 1 and ends November 30 and the second of which begins December 1 and ends May 31. During each offering period, participating employees accumulate after-tax payroll contributions, up to a maximum of 15% of their compensation, to pay the exercise price of their options. Participating employees may withdraw from an offering period before the purchase date and obtain a refund of the amounts withheld as payroll deductions. At the end of the offering period, outstanding options are exercised, and each employee’s accumulated contributions are used to purchase our common stock. The price for shares purchased under the ESPP is 95% of the fair market price at the end of the offering period, without a look-back feature. As a result, we do not recognize compensation cost for the ESPP shares purchased. In the three months ended March 31, 2010 and 2011, there were no offering periods which ended under the ESPP and no shares were issued. The number of shares available for purchase under the ESPP at March 31, 2011 was 554,320.

As of March 31, 2011, unrecognized compensation cost related to the unvested portion of our Employee Stock-Based Awards was $63,440 and is expected to be recognized over a weighted-average period of 3.4 years.

We generally issue shares for the exercises of stock options, restricted stock, RSUs, PUs and shares under our ESPP from unissued reserved shares.

f.                 Income (Loss) Per Share—Basic and Diluted

Basic income (loss) per common share is calculated by dividing income (loss) by the weighted average number of common shares outstanding. The calculation of diluted income (loss) per share is consistent with that of basic income (loss) per share but gives effect to all potential common shares (that is, securities such as options, warrants or convertible securities) that were outstanding during the period, unless the effect is antidilutive.

The following table presents the calculation of basic and diluted income (loss) per share:

	Three Months Ended
	March 31,
	2010	2011
Income (Loss) from continuing operations	$33,225	$77,161
Income (Loss) from discontinued operations (see Note 10)	$(7,386)	$(2,542)
Net income (loss) attributable to Iron Mountain Incorporated	$25,566	$73,460

Weighted-average shares—basic	203,581,000	200,228,000
Effect of dilutive potential stock options	1,124,283	995,149
Effect of dilutive potential restricted stock, RSUs and PUs	90	27,659

Weighted-average shares—diluted	204,705,373	201,250,808

Earnings (Losses) per share—basic:
Income (Loss) from continuing operations	$0.16	$0.39
Income (Loss) from discontinued operations (see Note 10)	$(0.04)	$(0.01)
Net income (loss) attributable to Iron Mountain Incorporated - basic	$0.13	$0.37

Earnings (Losses) per share—diluted:
Income (Loss) from continuing operations	$0.16	$0.38
Income (Loss) from discontinued operations (see Note 10)	$(0.04)	$(0.01)
Net income (loss) attributable to Iron Mountain Incorporated - diluted	$0.12	$0.37

Antidilutive stock options, RSUs and PUs, excluded from the calculation	8,402,273	8,701,049

g.              Revenues

Our revenues consist of storage revenues as well as service revenues and are reflected net of sales and value added taxes. Storage revenues, which are considered a key performance indicator for the information management services industry, consist primarily of recurring periodic charges related to the storage of materials or data (generally on a per unit basis). Service revenues are comprised of charges for related core service activities and a wide array of complementary products and services. Included in core service revenues are: (1) the handling of records, including the addition of new records, temporary removal of records from storage, refiling of removed records, destruction of records, and permanent withdrawals from storage; (2) courier operations, consisting primarily of the pickup and delivery of records upon customer request; (3) secure shredding of sensitive documents; and (4) other recurring services, including hybrid services and recurring project revenues. Our complementary services revenues include special project work, data restoration projects, fulfillment services, consulting services, technology services and product sales (including specially designed storage containers and related supplies). Our secure shredding revenues include the sale of recycled paper (included in complementary services revenues), the price of which can fluctuate from period to period, adding to the volatility and reducing the predictability of that revenue stream.

We recognize revenue when the following criteria are met: persuasive evidence of an arrangement exists, services have been rendered, the sales price is fixed or determinable, and collectability of the resulting receivable is reasonably assured. Storage and service revenues are recognized in the month the respective storage or service is provided and customers are generally billed on a monthly basis on contractually agreed-upon terms. Amounts related to future storage or prepaid service contracts for customers where storage fees or services are billed in advance are accounted for as deferred revenue and recognized ratably over the applicable storage or service period or when the service is performed. Revenue from the sales of products, which is included as a component of service revenues, is recognized when shipped to the customer and title has passed to the customer.

h.              Allowance for Doubtful Accounts and Credit Memo Reserves

We maintain an allowance for doubtful accounts and credit memos for estimated losses resulting from the potential inability of our customers to make required payments and disputes regarding billing and service issues. When calculating the allowance, we consider our past loss experience, current and prior trends in our aged receivables and credit memo activity, current economic conditions, and specific circumstances of individual receivable balances. If the financial condition of our customers were to significantly change, resulting in a significant improvement or impairment of their ability to make payments, an adjustment of the allowance may be required. We consider accounts receivable to be delinquent after such time as reasonable means of collection have been exhausted. We charge-off uncollectible balances as circumstances warrant, generally, no later than one year past due.

i.                  Income Taxes

Our effective tax rates for the three months ended March 31, 2010 and 2011 were 57.6% and 17.8%, respectively. The primary reconciling items between the statutory rate of 35% and our overall effective tax rate are state income taxes (net of federal benefit) and differences in the rates of tax at which our foreign earnings are subject, including foreign exchange gains and losses in different jurisdictions with different tax rates. During the three months ended March 31, 2010, foreign currency gains were recorded in higher tax jurisdictions associated with our marking-to-market of debt and derivative instruments while foreign currency losses were recorded in lower tax jurisdictions associated with our marking-to-market of intercompany loan positions, which contributed 17.0% to the 2010 effective tax rate. During the three months ended March 31, 2011, foreign currency losses were recorded in higher tax jurisdictions associated with our marking-to-market of debt and derivative instruments while foreign currency gains were recorded in lower tax jurisdictions associated with our marking-to-market of intercompany loan positions, which reduced our 2011 effective tax rate by 13.2%. In addition, the recognition of certain previously unrecognized tax benefits due to settlements with tax authorities in various jurisdictions reduced the 2011 tax rate by 2.1%. We provide for income taxes during interim periods based on our estimate of the effective tax rate for the year. Discrete items and changes in our estimate of the annual effective tax rate are recorded in the period they occur.

Accounting for income taxes requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the tax and financial reporting basis of assets and liabilities and for loss and credit carryforwards. Valuation allowances are provided when recovery of deferred tax assets is not considered more likely than not.

There were no material changes related to uncertain tax positions during the three months ended March 31, 2011, other than as described above. We have elected to recognize interest and penalties associated with uncertain tax positions as a component of the provision (benefit) for income taxes in the accompanying consolidated statements of operations. We recorded $1,172 and a reduction of $609 for gross interest and penalties for the three months ended March 31, 2010 and 2011, respectively. We had $11,610 and $11,001 accrued for the payment of interest and penalties as of December 31, 2010 and March 31, 2011, respectively.

j.                  Concentrations of Credit Risk

Financial instruments that potentially subject us to market risk consist principally of cash and cash equivalents (including money market funds and time deposits), restricted cash (primarily U.S. treasuries) and accounts receivable. The only significant concentrations of liquid investments as of December 31, 2010 and March 31, 2011 relate to cash and cash equivalents and restricted cash held on deposit with seven and nine, respectively, global banks and four and three, respectively, “Triple A” rated money market funds which we consider to be large, highly-rated investment-grade institutions. As of December 31, 2010 and March 31, 2011, our cash and cash equivalents and restricted cash balance was $293,798 and $224,924, respectively, including money market funds and time deposits amounting to $241,151 and $190,659, respectively. A substantial portion of these money market funds are invested in U.S. treasuries.

k.               Fair Value Measurements

Entities are permitted under GAAP to elect to measure many financial instruments and certain other items at either fair value or cost. We did not elect the fair value measurement option for any of our financial assets or liabilities.

Our financial assets or liabilities are measured using inputs from the three levels of the fair value hierarchy. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The three levels are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date.

Level 2—Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3—Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.

The following tables provide the assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2010 and March 31, 2011, respectively:

		Fair Value Measurements at December 31, 2010 Using
Description	Total Carrying Value at December 31, 2010	Quoted prices in active markets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
Money Market Funds(1)	$107,129	$—		$107,129		$—
Time Deposits(1)	134,022	—		134,022		—
Trading Securities	9,215	8,527	(2)	688	(1)	—
Derivative Assets(3)	2,500	—		2,500		—
Derivative Liabilities(3)	2,440	—		2,440		—

		Fair Value Measurements at March 31, 2011 Using
Description	Total Carrying Value at March 31, 2011	Quoted prices in active markets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
Money Market Funds(1)	$106,651	$—		$106,651		$—
Time Deposits(1)	84,008	—		84,008		—
Trading Securities	9,574	8,619	(2)	955	(1)	—
Derivative Assets(3)	100	—		100		—
Derivative Liabilities(3)	1,336	—		1,336		—

(1)   Money market funds and time deposits (including certain trading securities) are measured based on quoted prices for similar assets and/or subsequent transactions.

(2)   Securities are measured at fair value using quoted market prices.

(3)   Our derivative assets and liabilities primarily relate to short-term (six months or less) foreign currency contracts that we have entered into to hedge our intercompany exposures denominated in British pounds sterling and Australian dollars. We calculate the fair value of such forward contracts by adjusting the spot rate utilized at the balance sheet date for translation purposes by an estimate of the forward points observed in active markets.

Disclosures are required in the financial statements for items measured at fair value on a non-recurring basis. We did not have any material items that are measured at fair value on a non-recurring basis for the three months ended March 31, 2011.

l.                  New Accounting Pronouncements

In October 2009, the Financial Accounting Standards Board (the “FASB”) issued amended guidance on multiple-deliverable revenue arrangements and software revenue recognition. The multiple-deliverable revenue arrangements updates to the FASB Accounting Standards Codification™ (the “Codification”) apply to all deliverables in contractual arrangements in all industries in which a vendor will perform multiple revenue-generating activities. The change to the Codification creates a selling price hierarchy that an entity must use as evidence of fair value in separately accounting for all deliverables on a relative-selling-price basis which qualify for separation. The selling price hierarchy includes: (1) vendor-specific objective evidence; (2) third-party evidence; and (3) estimated selling price. Broadly speaking, this update to the Codification will result in the possibility for some entities to recognize revenue earlier and more closely align with the economics of certain revenue arrangements if the other criteria for separation (e.g. standalone value to the customer) are met. The software revenue recognition guidance was issued to address factors that entities should consider when determining whether the software and non-software components of a product function together to deliver the product’s essential functionality. The software revenue recognition updates to the Codification will allow revenue arrangements in which software and non-software components deliver together a product’s essential functionality to follow the multiple-deliverable revenue recognition criteria as opposed to the criteria applicable to software revenue recognition. Both updates became effective for us beginning on January 1, 2011 and apply prospectively to new or materially modified revenue arrangements after January 1, 2011. Adoption did not have a material impact on our consolidated financial statements or results of operations.

m.            Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, we evaluate the estimates used. We base our estimates on historical experience, actuarial estimates, current conditions and various other assumptions that we believe to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. Actual results may differ from these estimates.

n.              Accumulated Other Comprehensive Items, Net

Accumulated other comprehensive items, net consists of foreign currency translation adjustments as of December, 31, 2010 and March 31, 2011, respectively.

o.              Other Expense (Income), Net

Other expense (income), net consists of the following:

	Three Months Ended March 31,
	2010	2011
Foreign currency transaction losses (gains), net	$5,197	$(3,096)
Debt extinguishment expense (income), net	—	(850)
Other, net	3,563	(5,007)
	$8,760	$(8,953)

p.              Property, Plant and Equipment

We develop various software applications for internal use. Computer software costs associated with internal use software are expensed as incurred until certain capitalization criteria are met. Payroll and related costs for employees who are directly associated with, and who devote time to, the development of internal use computer software projects (to the extent time is spent directly on the project) are capitalized. Capitalization begins when the design stage of the application has been completed and it is probable that the project will be completed and used to perform the function intended. Depreciation begins when the software is placed in service. Computer software costs that are capitalized are periodically evaluated for impairment. During the quarter ended March 31, 2011, we wrote off approximately $1,200 (primarily in our International Physical Business segment), of previously deferred software costs, which were comprised of primarily internal labor costs, associated with internal use software development projects that were discontinued after implementation, which resulted in a loss on disposal/writedown of property, plant and equipment, net in the accompanying consolidated statement of operations.

q.              Reclassifications

In conjunction with our implementation of a new enterprise management reporting system in the fourth quarter of 2010, we noted inconsistencies in the mapping of certain revenue accounts between storage and service. As a result, we have adjusted previously reported amounts to reduce storage revenues by $7,066 and increase service revenues by a corresponding amount for the three months ended March 31, 2010. There was no change in total consolidated reported revenues.